Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000113876 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[1],[2]
C000113876 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	55.00%	[1],[2]
C000113876 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[1],[2]
C000113876 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[1],[2]
C000113876 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[1],[2]
C000113876 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1],[2]
C000113876 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
C000113876 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[1],[2]
C000113876 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%	[2]
C000113876 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[2]
C000113876 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2]
C000113876 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%	[2]
C000113876 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.80%	[2]
C000125661 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	29.60%	[3],[4]
C000125661 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[3],[4]
C000125661 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%	[3],[4]
C000125661 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[3],[4]
C000125661 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%	[3],[4]
C000125661 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[4]
C000125661 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[4]
C000125661 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%	[4]
C000125661 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[4]
C000125661 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%	[4]
C000125661 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[4]
C000125661 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[4]
C000132817 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[5],[6],[7]
C000132817 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[5],[6],[7]
C000132817 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	46.70%	[5],[6],[7]
C000132817 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	42.30%	[5],[6],[7]
C000132817 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[5],[6],[7]
C000132817 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5],[6],[7]
C000132817 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000132817 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000132817 [Member] | Swaps net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132817 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(49.40%)
C000132818 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[8],[9],[10]
C000132818 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	40.50%	[8],[9],[10]
C000132818 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	42.80%	[8],[9],[10]
C000132818 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[8],[9],[10]
C000132818 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[8],[9],[10]
C000132818 [Member] | Ca [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[8],[9],[10]
C000132818 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000132818 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000132818 [Member] | Swaps net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000132818 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(42.60%)
C000137261 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[11],[12],[13]
C000137261 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[11],[12],[13]
C000137261 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	42.60%	[11],[12],[13]
C000137261 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%	[11],[12],[13]
C000137261 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[11],[12],[13]
C000137261 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[11],[12],[13]
C000137261 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000137261 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000137261 [Member] | Swaps net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000137261 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(40.90%)
C000139416 [Member] | Energy Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%	[14]
C000139416 [Member] | Industrial Metals Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[14]
C000139416 [Member] | Agriculture Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[14]
C000139416 [Member] | Livestock Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[14]
C000139416 [Member] | Gold Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[14]
C000139416 [Member] | Precious Metals Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[14]
C000139416 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000139416 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000139416 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000139416 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000139416 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000139416 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000139416 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000189608 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[15],[16],[17]
C000189608 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[15],[16],[17]
C000189608 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	46.70%	[15],[16],[17]
C000189608 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	42.30%	[15],[16],[17]
C000189608 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[15],[16],[17]
C000189608 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[15],[16],[17]
C000189608 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000189608 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000189608 [Member] | Swaps net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000189608 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(45.20%)
C000198581 [Member] | Energy Futures [Member]
Holdings [Line Items]
Percent of Net Long Exposure	27.60%	[18]
C000198581 [Member] | Industrial Metals Futures [Member]
Holdings [Line Items]
Percent of Net Long Exposure	16.00%	[18]
C000198581 [Member] | Agriculture Futures [Member]
Holdings [Line Items]
Percent of Net Long Exposure	26.80%	[18]
C000198581 [Member] | Livestock Futures [Member]
Holdings [Line Items]
Percent of Net Long Exposure	5.60%	[18]
C000198581 [Member] | Precious Metals Futures [Member]
Holdings [Line Items]
Percent of Net Long Exposure	24.00%	[18]
C000198581 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000198581 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000198581 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000198581 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000198581 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000198581 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209927 [Member] | U S Treasury Bill 4 14 10 02 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[19]
C000209927 [Member] | National Bank of Canada 4 61 06 12 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[19]
C000209927 [Member] | Citigroup Global Markets Inc 5 02 01 24 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[19]
C000209927 [Member] | Lime Funding LLC 4 83 11 01 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[19]
C000209927 [Member] | Brookfield Corporate Treasury Ltd 5 16 11 01 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[19]
C000209927 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000209927 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209927 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000209927 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209927 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000209927 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209927 [Member] | Total Return Commodity Index Swaps [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000236573 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[20],[21],[22]
C000236573 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	40.50%	[20],[21],[22]
C000236573 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	42.80%	[20],[21],[22]
C000236573 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[20],[21],[22]
C000236573 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[20],[21],[22]
C000236573 [Member] | Ca [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[20],[21],[22]
C000236573 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000236573 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000236573 [Member] | Swaps net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000236573 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(44.20%)
C000236574 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[23],[24],[25]
C000236574 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	70.80%	[23],[24],[25]
C000236574 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[23],[24],[25]
C000236574 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[23],[24],[25]
C000236574 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[23],[24],[25]
C000236574 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[23],[24],[25]
C000236574 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000236574 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000236574 [Member] | Swaps net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000236574 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236575 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[26],[27],[28]
C000236575 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	70.80%	[26],[27],[28]
C000236575 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[26],[27],[28]
C000236575 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[26],[27],[28]
C000236575 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[26],[27],[28]
C000236575 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[26],[27],[28]
C000236575 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236575 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000236575 [Member] | Swaps net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236575 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000242839 [Member] | Industrial Metals Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.00%	[29]
C000242839 [Member] | Precious Metals Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%	[29]
C000242839 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000242839 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000242839 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242839 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000242839 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000242839 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000242839 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.
[3]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[4]	Excludes money market funds.
[5]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[6]	Excludes money market funds.
[7]	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
[8]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[9]	Excludes money market funds.
[10]	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
[11]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[12]	Excludes money market funds.
[13]	The underlying fund is iShares 10+ Year Investment Grade Corporate Bond ETF.
[14]	Exposures are calculated as the current notional value of the futures contracts as a percentage of net assets.
[15]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[16]	Excludes money market funds.
[17]	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
[18]	Represents the sector allocation of the Bloomberg Roll Select Commodity Total Return Index.
[19]	Excludes money market funds.
[20]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[21]	Excludes money market funds.
[22]	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
[23]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[24]	Excludes money market funds.
[25]	The underlying fund is iShares Core U.S. Aggregate Bond ETF.
[26]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[27]	Excludes money market funds.
[28]	The underlying fund is iShares Core U.S. Aggregate Bond ETF.
[29]	Exposures are calculated as the current notional value of the futures contracts as a percentage of net assets.